Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42160
Entity Registrant Name	NIP Group Inc.
Entity Central Index Key	0001966233
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rosenlundsgatan 31
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	11 863
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	113,396,571
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7254
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of NIP Group Inc. (the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of operations and comprehensive loss, changes in equity (deficit) and redeemable non-controlling interests and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2023 and 2024, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Guangdong Prouden CPAs GP
Auditor Location	Guangzhou, China
American Depositary Shares Each Representing Two Class Ordinary Shares Par Value Us 0. 0001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	NIPG
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value Us 0. 0001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rosenlundsgatan 31
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	11 863
City Area Code	+46
Local Phone Number	8133700
Contact Personnel Name	Mario Yau Kwan Ho